Other Current and Non-Current Assets - Additional Information (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Current and non-current Assets [abstract]
Provision for advances issued included in administrative and other operating expenses	₽ 89		₽ 185
Reversal of provision for advances issued		₽ 11